Stock-based compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Summary of Stock Option Activity

The following table summarizes the Company’s stock option activity:

	NUMBER OF SHARES	WEIGHTED AVERAGE EXERCISE PRICE PER SHARE	WEIGHTED AVERAGE REMAINING CONTRACTUAL TERM	AGGREGATE INTRINSIC VALUE (1)
			(In years)	(In thousands)
Outstanding as of December 31, 2019	4,251,914	$7.78	8.03	$10,515
Granted	623,935	13.87
Exercised	(20,998)	6.78
Forfeited/Cancelled	(313,506)	9.86

Outstanding as of September 30, 2020	4,541,345	$8.47	7.54	$29,950

Exercisable as of December 31, 2019	1,685,871	$5.16	6.83	$8,569
Vested and expected to vest as of December 31, 2019	4,178,357	$7.74	8.01	$10,448
Exercisable as of September 30, 2020	2,393,627	$6.37	6.63	$20,662
Vested and expected to vest as of September 30, 2020	4,467,788	$8.46	7.52	$29,533

(1)

Aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the fair value of common stock for those stock options that had exercise prices lower than the fair value of the Company’s common stock as of December 31, 2019 and September 30, 2020.

The following table summarizes the Company’s stock option activity:

	NUMBER OF SHARES	WEIGHTED AVERAGE EXERCISE PRICE PER SHARE	WEIGHTED AVERAGE REMAINING CONTRACTUAL TERM	AGGREGATE INTRINSIC VALUE (1)
			(In years)	(In thousands)
Outstanding as of December 31, 2018	2,883,918	$6.50	8.25	$19,594
Granted	1,742,118	10.25
Exercised	(75,772)	3.43
Forfeited	(298,350)	9.84

Outstanding as of December 31, 2019	4,251,914	$7.78	8.03	$10,515

Granted (unaudited)	213,686	10.25
Exercised (unaudited)	(13,812)	7.55
Forfeited (unaudited)	(239,663)	9.81

Exercisable as of December 31, 2019	1,685,871	$5.16	6.83	$8,569
Vested and expected to vest as of December 31, 2019	4,178,357	$7.74	8.01	$10,448

(1)

Aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the fair value of common stock for those stock options that had exercise prices lower than the fair value of the Company’s common stock as of December 31, 2018 and 2019.

Schedule of Components and Classification of Stock-Based Compensation Expense

The following table presents the components and classification of stock-based compensation expense (in thousands):

	THREE MONTHS ENDED SEPTEMBER 30,		NINE MONTHS ENDED SEPTEMBER 30,
	2020	2019	2020	2019
Research and development	$942	$1,343	$2,763	$2,575
General and administrative	878	1,006	2,198	2,308

	$1,820	$2,349	$4,961	$4,883

Employee	$1,730	$1,937	$4,609	$3,888
Non-employee	90	412	352	995

	$1,820	$2,349	$4,961	$4,883

The following table presents the components and classification of stock-based compensation expense (in thousands):

	YEAR ENDED DECEMBER 31,
	2018	2019
Research and development	$4,035	$3,845
General and administrative	1,326	3,400

	$5,361	$7,245

Stock options	$3,040	$7,245
Restricted stock	2,321	—

	$5,361	$7,245

Employee	$2,081	$5,947
Non-employee	3,280	1,298

	$5,361	$7,245

Service-Based Awards
Summary of Key Assumptions Used for Stock Option Valuation

The key assumptions used in the Black-Scholes option pricing model on the date of grant for options with service-based vesting conditions were as follows, presented on a weighted average basis:

	THREE MONTHS ENDED SEPTEMBER 30,		NINE MONTHS ENDED SEPTEMBER 30,
	2020	2019	2020	2019
Risk-free interest rate	0.41%	1.82%	0.74%	2.23%
Expected term (in years)	6.25	6.25	6.25	6.25
Expected volatility	68.63%	67.41%	68.13%	67.60%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Fair value per share of common stock	$15.76	$10.25	$13.87	$14.85

The key assumptions used in the Black-Scholes option pricing model on the date of grant for options with service-based vesting conditions granted to employees and directors prior to the adoption of ASU 2018-07 on January 1, 2019, and to employees, directors and non-employees following the adoption of ASU 2018-07, were as follows, presented on a weighted average basis:

	YEAR ENDED DECEMBER 31,
	2018	2019
Risk-free interest rate	2.79%	2.22%
Expected term (in years)	6.25	6.25
Expected volatility	68.48%	67.57%
Expected dividend yield	0.00%	0.00%
Fair value per share of common stock	$10.46	$14.78

The key assumptions used in the Black-Scholes option pricing model on the date of grant for options granted to non-employees prior to the adoption of ASU 2018-07 on January 1, 2019 with service-based vesting conditions were as follows, presented on a weighted average basis:

YEAR ENDED DECEMBER 31, 2018
Risk-free interest rate	2.75%
Expected term (in years)	10.00
Expected volatility	68.73%
Expected dividend yield	0.00%
Fair value per share of common stock	$10.17

Performance-Based Awards
Summary of Key Assumptions Used for Stock Option Valuation

The key assumptions used in the Black-Scholes option pricing model on the date of grant for performance-based awards granted to employees were as follows, presented on a weighted average basis:

THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2019
Risk-free interest rate	1.89%
Expected term (in years)	6.25
Expected volatility	67.45%
Expected dividend yield	0.00%
Fair value per share of common stock	$10.25

The key assumptions used in the Black-Scholes option pricing model on the date of grant for performance-based awards granted to employees were as follows, presented on a weighted average basis:

	YEAR ENDED DECEMBER 31, 2018	YEAR ENDED DECEMBER 31, 2019
Risk-free interest rate	2.74%	1.89%
Expected term (in years)	5.26	6.25
Expected volatility	68.21%	67.45%
Expected dividend yield	0.00%	0.00%
Fair value per share of common stock	$10.17	$10.25

Award Repricing
Summary of Key Assumptions Used for Stock Option Valuation

The key assumptions used in the Black-Scholes option pricing model on the date of repricing for the affected options were as follows, presented on a weighted average basis:

Risk-free interest rate	1.86%
Expected term (in years)	5.79
Expected volatility	66.56%
Expected dividend yield	0.00%
Fair value per share of common stock	$10.25

The key assumptions used in the Black-Scholes option pricing model on the date of repricing for the affected options were as follows, presented on a weighted average basis:

YEAR ENDED DECEMBER 31, 2019
Risk-free interest rate	1.86%
Expected term (in years)	5.79
Expected volatility	66.56%
Expected dividend yield	0.00%
Fair value per share of common stock	$10.25